Capital Stock (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Summary of Stock Option Information
A summary of the Company’s stock option information for the years ended December 31, 2023, 2022, and 2021 is as follows:

	December 31, 2023		December 31, 2022		December 31, 2021
	Options (#)	Weighted-Average Exercise Price ($)	Options (#)	Weighted-Average Exercise Price ($)	Options (#)	Weighted-Average Exercise Price ($)
Outstanding - beginning of year	491,098	14.82	571,805	14.36	579,913	14.32
Granted	—	—	—	—	—	—
Exercised	(66,770)	16.78	(80,707)	11.54	(5,080)	8.71
Forfeited / expired	—	—	—	—	(3,028)	15.73
Outstanding - end of year	424,328	14.52	491,098	14.82	571,805	14.36

Exercisable - end of year	424,328	14.52	491,098	14.82	500,073	15.27

Summary of Non-Vested Stock Option Activity and Related Information
A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2023, 2022 and 2021 is as follows:

	December 31, 2023		December 31, 2022		December 31, 2021
	Options (#)	Weighted-Average Grant Date Fair Value ($)	Options (#)	Weighted-Average Grant Date Fair Value ($)	Options (#)	Weighted-Average Grant Date Fair Value ($)
Outstanding non-vested stock options - beginning of year	—	—	71,732	8.00	175,197	8.30
Granted	—	—	—	—	—	—
Vested	—	—	(71,732)	8.00	(100,437)	8.29
Forfeited / expired	—	—	—	—	(3,028)	15.73
Outstanding non-vested stock options - end of year	—	—	—	—	71,732	8.00